Exposures - Net exposures European countries, excluding Sweden by exposure classes (Details) - Credit risk - SEK (kr) kr in Billions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Net exposure	kr 338.6	kr 327.2
France
Disclosure of credit risk exposure [line items]
Net exposure	10.7	10.3
United Kingdom
Disclosure of credit risk exposure [line items]
Net exposure	7.7	7.7
Norway
Disclosure of credit risk exposure [line items]
Net exposure	6.2	6.2
Finland
Disclosure of credit risk exposure [line items]
Net exposure	6.2	7.1
Denmark
Disclosure of credit risk exposure [line items]
Net exposure	3.9	4.8
Germany
Disclosure of credit risk exposure [line items]
Net exposure	3.3	4.7
Poland
Disclosure of credit risk exposure [line items]
Net exposure	3.2	3.1
Spain
Disclosure of credit risk exposure [line items]
Net exposure	2.5	2.6
The Netherlands
Disclosure of credit risk exposure [line items]
Net exposure	2.5	2.6
Switzerland
Disclosure of credit risk exposure [line items]
Net exposure	1.0	0.5
Luxembourg
Disclosure of credit risk exposure [line items]
Net exposure	1.0	0.4
Austria
Disclosure of credit risk exposure [line items]
Net exposure	0.9	0.1
Belgium
Disclosure of credit risk exposure [line items]
Net exposure	0.8	0.9
Ireland
Disclosure of credit risk exposure [line items]
Net exposure	0.4	0.4
Latvia
Disclosure of credit risk exposure [line items]
Net exposure	0.2	0.2
Iceland
Disclosure of credit risk exposure [line items]
Net exposure	0.2	0.2
Italy
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.1
Russia
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.1
Estonia
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.1
Hungary
Disclosure of credit risk exposure [line items]
Net exposure	0.0	0.0
European countries excl. Sweden
Disclosure of credit risk exposure [line items]
Net exposure	51.0	52.1
Central governments
Disclosure of credit risk exposure [line items]
Net exposure	168.0	167.1
Regional governments
Disclosure of credit risk exposure [line items]
Net exposure	19.8	11.4
Multilateral development banks
Disclosure of credit risk exposure [line items]
Net exposure	0.1	0.0
Public Sector Entity
Disclosure of credit risk exposure [line items]
Net exposure	0.2	0.4
Financial institutions
Disclosure of credit risk exposure [line items]
Net exposure	31.5	38.6
Corporates
Disclosure of credit risk exposure [line items]
Net exposure	kr 119.0	kr 109.7